Risk Management (Details 13) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Amount per effective term of residual maturity | Without expiration
Available stable funding (ASF)
Capital	R$ 121,289,750
Reference Equity, gross of regulatory deductions	121,289,750
Other instruments not included in line 2	0
Ratail funding:	125,747,484
Stable funding	80,033,425
Less stable funding	45,714,059
Wholesale Funding, of which:	22,215,270
Operating deposits and deposits of affiliated cooperatives	9,164,749
Other wholesale fundings	13,050,521
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	0
Other liabilities, of which:	67,588,097
Derivatives whose replacement value is less than zero	0
Other liabilities or shareholders' equity not included in the previous items	67,588,097
Total of Available Stable Funding (ASF)	0
Total High Quality Liquid Assets (HQLA)	0
Operating deposits held in other financial institutions	0
Securities, securities and transactions with financial institutions, non-financial institutions and central banks, of which:	4,981,329
Transactions with financial institutions collateralized by Level 1 HQLA	0
Transactions with financial institutions collateralized by HQLA Level 2A, Level 2B or without collateral	0
Loans and financing granted to wholesale, retail, central government and central bank operations, of which:	0
Operations with a Risk Weighting Factor (FPR) of less than or equal to 35%, pursuant to Circular No. 3644, of 2013	0
Residential real estate financing, of which:	0
Operations that comply with the provisions of Circular No. 3644, of 2013, art. 22	0
Securities not eligible for HQLA, including shares traded on the stock exchange	4,981,329
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	0
Other assets, of which:	190,860,571
Operations with gold and commodities, including those with a forecast of physical settlement	0
Assets provided as a result of the deposit of initial guarantee margin in operation with derivatives and participation in mutualized guarantee funds of clearing houses and clearing and settlement service providers that are interposed as central counterparty	0
Derivatives whose replacement value is greater than or equal to zero	0
Derivatives whose replacement value is less than zero, gross of the deduction of any guarantee provided as a result of the margin deposit	0
Other assets not included in the previous lines	190,860,571
Transactions not recorded in the balance sheet	0
Total Required Stable Funding (RSF)	0
Amount per effective term of residual maturity | Less than 6 months
Available stable funding (ASF)
Capital	0
Reference Equity, gross of regulatory deductions	0
Other instruments not included in line 2	0
Ratail funding:	121,158,207
Stable funding	46,858,729
Less stable funding	74,299,478
Wholesale Funding, of which:	360,387,800
Operating deposits and deposits of affiliated cooperatives	0
Other wholesale fundings	360,387,800
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	26,014,027
Other liabilities, of which:	16,123,614
Derivatives whose replacement value is less than zero	16,123,614
Other liabilities or shareholders' equity not included in the previous items	0
Total of Available Stable Funding (ASF)	0
Total High Quality Liquid Assets (HQLA)	0
Operating deposits held in other financial institutions	0
Securities, securities and transactions with financial institutions, non-financial institutions and central banks, of which:	208,163,497
Transactions with financial institutions collateralized by Level 1 HQLA	5,583,766
Transactions with financial institutions collateralized by HQLA Level 2A, Level 2B or without collateral	100,234,344
Loans and financing granted to wholesale, retail, central government and central bank operations, of which:	96,715,762
Operations with a Risk Weighting Factor (FPR) of less than or equal to 35%, pursuant to Circular No. 3644, of 2013	0
Residential real estate financing, of which:	904,499
Operations that comply with the provisions of Circular No. 3644, of 2013, art. 22	904,499
Securities not eligible for HQLA, including shares traded on the stock exchange	4,725,126
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	28,233,429
Other assets, of which:	14,761,798
Operations with gold and commodities, including those with a forecast of physical settlement	0
Assets provided as a result of the deposit of initial guarantee margin in operation with derivatives and participation in mutualized guarantee funds of clearing houses and clearing and settlement service providers that are interposed as central counterparty	0
Derivatives whose replacement value is greater than or equal to zero	0
Derivatives whose replacement value is less than zero, gross of the deduction of any guarantee provided as a result of the margin deposit	0
Other assets not included in the previous lines	14,761,798
Transactions not recorded in the balance sheet	305,134,878
Total Required Stable Funding (RSF)	0
Amount per effective term of residual maturity | Greater than or equal to 6 months and less than one year
Available stable funding (ASF)
Capital	0
Reference Equity, gross of regulatory deductions	0
Other instruments not included in line 2	0
Ratail funding:	928,202
Stable funding	46,015
Less stable funding	882,187
Wholesale Funding, of which:	37,722,267
Operating deposits and deposits of affiliated cooperatives	0
Other wholesale fundings	37,722,267
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	20,575
Other liabilities, of which:	0
Derivatives whose replacement value is less than zero	0
Other liabilities or shareholders' equity not included in the previous items	0
Total of Available Stable Funding (ASF)	0
Total High Quality Liquid Assets (HQLA)	0
Operating deposits held in other financial institutions	0
Securities, securities and transactions with financial institutions, non-financial institutions and central banks, of which:	51,172,541
Transactions with financial institutions collateralized by Level 1 HQLA	0
Transactions with financial institutions collateralized by HQLA Level 2A, Level 2B or without collateral	2,463,757
Loans and financing granted to wholesale, retail, central government and central bank operations, of which:	46,251,306
Operations with a Risk Weighting Factor (FPR) of less than or equal to 35%, pursuant to Circular No. 3644, of 2013	0
Residential real estate financing, of which:	892,290
Operations that comply with the provisions of Circular No. 3644, of 2013, art. 22	892,290
Securities not eligible for HQLA, including shares traded on the stock exchange	1,565,188
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	4,997,705
Other assets, of which:	1,377,311
Operations with gold and commodities, including those with a forecast of physical settlement	0
Assets provided as a result of the deposit of initial guarantee margin in operation with derivatives and participation in mutualized guarantee funds of clearing houses and clearing and settlement service providers that are interposed as central counterparty	0
Derivatives whose replacement value is greater than or equal to zero	0
Derivatives whose replacement value is less than zero, gross of the deduction of any guarantee provided as a result of the margin deposit	0
Other assets not included in the previous lines	1,377,311
Transactions not recorded in the balance sheet	0
Total Required Stable Funding (RSF)	0
Amount per effective term of residual maturity | Greater than or equal to one year
Available stable funding (ASF)
Capital	47,181,305
Reference Equity, gross of regulatory deductions	0
Other instruments not included in line 2	47,181,305
Ratail funding:	3,531,590
Stable funding	467
Less stable funding	3,531,123
Wholesale Funding, of which:	113,139,255
Operating deposits and deposits of affiliated cooperatives	0
Other wholesale fundings	113,139,255
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	203,130
Other liabilities, of which:	0
Derivatives whose replacement value is less than zero	0
Other liabilities or shareholders' equity not included in the previous items	0
Total of Available Stable Funding (ASF)	0
Total High Quality Liquid Assets (HQLA)	0
Operating deposits held in other financial institutions	0
Securities, securities and transactions with financial institutions, non-financial institutions and central banks, of which:	237,826,970
Transactions with financial institutions collateralized by Level 1 HQLA	0
Transactions with financial institutions collateralized by HQLA Level 2A, Level 2B or without collateral	2,351,303
Loans and financing granted to wholesale, retail, central government and central bank operations, of which:	142,375,233
Operations with a Risk Weighting Factor (FPR) of less than or equal to 35%, pursuant to Circular No. 3644, of 2013	0
Residential real estate financing, of which:	30,708,792
Operations that comply with the provisions of Circular No. 3644, of 2013, art. 22	30,708,792
Securities not eligible for HQLA, including shares traded on the stock exchange	62,391,642
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	231,882
Other assets, of which:	26,863,862
Operations with gold and commodities, including those with a forecast of physical settlement	0
Assets provided as a result of the deposit of initial guarantee margin in operation with derivatives and participation in mutualized guarantee funds of clearing houses and clearing and settlement service providers that are interposed as central counterparty	9,091,888
Derivatives whose replacement value is greater than or equal to zero	14,140,931
Derivatives whose replacement value is less than zero, gross of the deduction of any guarantee provided as a result of the margin deposit	0
Other assets not included in the previous lines	3,631,043
Transactions not recorded in the balance sheet	0
Total Required Stable Funding (RSF)	0
Weighted Average
Available stable funding (ASF)
Capital	168,471,055
Reference Equity, gross of regulatory deductions	121,289,750
Other instruments not included in line 2	47,181,305
Ratail funding:	232,929,002
Stable funding	120,591,728
Less stable funding	112,337,274
Wholesale Funding, of which:	203,870,597
Operating deposits and deposits of affiliated cooperatives	4,157,051
Other wholesale fundings	199,713,546
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	0
Other liabilities, of which:	2,394,664
Derivatives whose replacement value is less than zero	0
Other liabilities or shareholders' equity not included in the previous items	2,394,664
Total of Available Stable Funding (ASF)	607,665,318
Total High Quality Liquid Assets (HQLA)	10,978,040
Operating deposits held in other financial institutions	0
Securities, securities and transactions with financial institutions, non-financial institutions and central banks, of which:	281,492,138
Transactions with financial institutions collateralized by Level 1 HQLA	558,377
Transactions with financial institutions collateralized by HQLA Level 2A, Level 2B or without collateral	5,077,176
Loans and financing granted to wholesale, retail, central government and central bank operations, of which:	195,963,868
Operations with a Risk Weighting Factor (FPR) of less than or equal to 35%, pursuant to Circular No. 3644, of 2013	0
Residential real estate financing, of which:	20,859,110
Operations that comply with the provisions of Circular No. 3644, of 2013, art. 22	20,859,110
Securities not eligible for HQLA, including shares traded on the stock exchange	59,033,607
Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	0
Other assets, of which:	178,448,719
Operations with gold and commodities, including those with a forecast of physical settlement	0
Assets provided as a result of the deposit of initial guarantee margin in operation with derivatives and participation in mutualized guarantee funds of clearing houses and clearing and settlement service providers that are interposed as central counterparty	7,728,105
Derivatives whose replacement value is greater than or equal to zero	0
Derivatives whose replacement value is less than zero, gross of the deduction of any guarantee provided as a result of the margin deposit	806,181
Other assets not included in the previous lines	169,914,433
Transactions not recorded in the balance sheet	11,028,648
Total Required Stable Funding (RSF)	R$ 481,947,544
NSFR (%)	126.10%